Revenue - Summary of revenue recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue.
Upfront consideration	€ 12,329	€ 16,080	€ 6,514
Milestone payments	3,577	2,825
Revenue recognized	€ 15,906	€ 18,905	€ 6,514